INTEREST INCOME AND EXPENSE (Details 1) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about hedged items [line items]
Total interest expenses		$ (863,347)		$ (870,028)		$ (278,692)
Demand Deposits [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		(72,871)		(78,320)
Investments Under Agreements To Repurchase [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		(32,677)		(48,086)		(1,772)
Deposuts And Time Deposits [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		(433,237)		(459,381)		(160,901)
Borrowings From Financial Institutions [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		(54,385)		(45,801)		(16,790)
Debt Issued [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		(282,884)		(235,294)		(95,742)
Other Financial Obligations [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		(114)		(339)		(495)
Other Interest Expenses [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		(2,518)		(3,166)		(2,992)
Gain Loss From Accounting Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		15,339	[1]	359	[2]		[2]
Hedged Of Interest [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		(772,956)		(748,551)		(186,560)
Hedged Of Interest [Member] | Demand Deposits [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		(72,732)		(78,147)
Hedged Of Interest [Member] | Investments Under Agreements To Repurchase [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		(32,677)		(48,086)		(1,772)
Hedged Of Interest [Member] | Deposuts And Time Deposits [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		(420,190)		(419,661)		(122,326)
Hedged Of Interest [Member] | Borrowings From Financial Institutions [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		(51,922)		(45,801)		(16,790)
Hedged Of Interest [Member] | Debt Issued [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		(210,104)		(156,168)		(45,468)
Hedged Of Interest [Member] | Other Financial Obligations [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		(114)		(142)		(204)
Hedged Of Interest [Member] | Other Interest Expenses [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		(556)		(905)
Hedged Of Interest [Member] | Gain Loss From Accounting Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses		15,339	[1]	359	[2]		[2]
Hedged Of Inflation Adjustments [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses	[3]	(90,391)		(121,477)		(92,132)
Hedged Of Inflation Adjustments [Member] | Demand Deposits [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses	[3]	(139)		(173)
Hedged Of Inflation Adjustments [Member] | Investments Under Agreements To Repurchase [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses	[3]
Hedged Of Inflation Adjustments [Member] | Deposuts And Time Deposits [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses	[3]	(13,047)		(39,720)		(38,575)
Hedged Of Inflation Adjustments [Member] | Borrowings From Financial Institutions [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses	[3]	(2,463)
Hedged Of Inflation Adjustments [Member] | Debt Issued [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses	[3]	(72,780)		(79,126)		(50,274)
Hedged Of Inflation Adjustments [Member] | Other Financial Obligations [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses	[3]			(197)		(291)
Hedged Of Inflation Adjustments [Member] | Other Interest Expenses [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses	[3]	(1,962)		(2,261)		(2,992)
Hedged Of Inflation Adjustments [Member] | Gain Loss From Accounting Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Total interest expenses	[3]		[1]		[2]		[2]

[1]	The mark to market adjustments are presented in this line for hedging derivatives used in hedging of assets except in the case of foreign currency hedges and cash flow hedges (cross-currency), their all-in mark to market adjustment is included in the foreign exchange gain (losses) (see Note 26 "Net foreign exchange income (losses)").
[2]	The mark to market adjustments are presented in this line for hedging derivatives used in hedging of assets except in the case of foreign currency hedges and cash flow hedges (cross-currency), their all-in mark to market adjustment is included in the foreign exchange gain (losses) (See Note 26 Net foreign exchange income (losses)).
[3]	The inflation indexing is the result of changes in the Unidades de Fomento ("UF"). The UF is an inflation-index Chilean monetary unit with a value in Chilean pesos that changes daily to reflect changes in the Official Consumer Price Index ("CPI") of the Instituto Nacional de Estadisticas (the Chilean National Institute of Statistics) for the previous month. The effect of any changes in the nominal peso value of our UF-denominated interest earning assets and interest bearing liabilities is reflected in our results of operations as an increase (or decrease, in the event of deflation) in interest income and expense respectively.